Retirement Plans - Defined Contribution Plans - Additional Information (Detail) (Salaried and Quinnesec hourly employees defined contribution plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Salaried and Quinnesec hourly employees defined contribution plan
Defined Contribution Plan [Line Items]
Defined contribution plan expense	$ 4.8	$ 5.6	$ 7.6